ACCOUNTS RECEIVABLE AND OTHER	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
ACCOUNTS RECEIVABLE AND OTHER	ACCOUNTS RECEIVABLE AND OTHER

US$ MILLIONS	2024	2023
Current:
Accounts receivable	$3,592	$3,503
Finance lease receivables	187	163
Prepayments & other assets	676	1,010
Total current	$4,455	$4,676

Non-current:
Finance lease receivables	$3,015	$2,720
Restricted cash(1)	203	157
Accounts receivable	15	116
Other assets	700	484
Total non-current	$3,933	$3,477

(1)Restricted cash primarily relates to our partnership’s financing arrangements, including debt service accounts. Cash that becomes unrestricted within one year of the reporting date is classified as cash and cash equivalents.
The table below outlines Brookfield Infrastructure’s undiscounted lease payments to be received under operating and finance leases as at December 31, 2024:

US$ MILLIONS	Less than 1 year	1-2 years	2-3 years	3-4 years	4-5 years	5+ years	Total lease payment receivable
Finance lease receivables	$520	$508	$483	$469	$461	$3,421	$5,862
Operating lease receivables	1,151	1,002	849	741	613	1,275	5,631
Total lease receivables	$1,671	$1,510	$1,332	$1,210	$1,074	$4,696	$11,493
The table below outlines Brookfield Infrastructure’s undiscounted lease payments to be received under operating and finance leases as at December 31, 2023:

US$ MILLIONS	Less than 1 year	1-2 years	2-3 years	3-4 years	4-5 years	5+ years	Total lease payment receivable
Finance lease receivables	$454	$449	$440	$413	$404	$3,237	$5,397
Operating lease receivables	1,349	1,162	963	792	672	1,860	6,798
Total lease receivables	$1,803	$1,611	$1,403	$1,205	$1,076	$5,097	$12,195